Related-partyTransactions	12 Months Ended
Dec. 31, 2014
Related-partyTransactions
(14)	Related-party Transactions

(a)	Real Estate

The Company subleases office space from Fireman’s Fund Insurance Company (an affiliate). In connection with this agreement, the Company incurred rent expense of $32, 29, and $26 in 2014, 2013, and 2012, respectively, which is included in general and administrative expenses on the Statements of Operations.

(b)	Service Fees

The Company has incurred fees for certain administrative services provided by Allianz Life of $8,368, $6,454, and $6,799 in 2014, 2013, and 2012, respectively. The Company’s liability for these fees was $948 and $939 as of December 31, 2014 and 2013, respectively, and is included in other liabilities on the Balance Sheets.

The Company has incurred fees for certain investment advisory services provided by affiliated companies of $212, $199, and $184 in 2014, 2013, and 2012, respectively. The Company’s liability for these charges was $22 and $15 as of December 31, 2014 and 2013, respectively, and is included in other liabilities on the Balance Sheets.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contract holders was $1,182, $1,109, and $957 during 2014, 2013, and 2012, respectively, which is included in other revenue on the Statements of Operations. At December 31, 2014 and 2013, $97 and $192, respectively, was included for these fees in receivables on the Balance Sheets.

The Company has incurred commission expense related to the distribution of variable annuity products from Allianz Life Financial Services, LLC, (ALFS) an affiliated company, in the amount of $24,771, $22,493, and $21,613 for the years ended December 31, 2014, 2013, and 2012, respectively.

The Company has an agreement with ALFS, whereby 12b-1 fees are assigned to the Company and Allianz Life. The Company has also agreed with Allianz Life to share in reimbursing ALFS for the excess of ALFS expenses over revenues, exclusive of trading gains (losses). In the event that revenues exceed expenses, ALFS records a reimbursement to the Company and Allianz Life. The Company recorded revenue from this agreement of $3,860, $3,109, and $2,312 for the years ended December 31, 2014, 2013, and 2012, respectively. The Company recorded expenses related to this agreement of $1,454, $1,656, and $2,185, for the years ended December 31, 2014, 2013, and 2012, respectively.

(c)	Capital Contributions

The Company received a cash capital contribution of $20,000 from Allianz Life in 2012.